Note 6 - Other Receivables - Other Receivables (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Net working capital adjustments receivable from acquisitions	$ 55	$ 118
Other receivables	4,276	3,053
	$ 4,331	$ 3,171